CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
SNS Business
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 60
OPI
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 500